Fee Income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of fee income
Fee income for the years ended December 31 consists of the following:

	2021	2020
Fee income from insurance contracts	$1,175	$1,059
Fee income from service contracts:
Distribution fees	959	858
Fund management and other asset-based fees	4,981	4,180
Administrative service and other fees	887	784
Total fee income	$8,002	$6,881